Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 09, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jul. 09, 2014
Prospectus Date	rr_ProspectusDate	Jul. 09, 2014
Large Cap Fund (Prospectus Summary) | Large Cap Fund | Large Cap Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TACLX
Large Cap Fund (Prospectus Summary) | Large Cap Fund | Large Cap Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFCCX
Large Cap Fund (Prospectus Summary) | Large Cap Fund | Large Cap Fund Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLCYX
Large Cap Fund (Prospectus Summary) | Large Cap Fund | Large Cap Fund Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLCIX